Commitments and Contingency (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingency (Textual)
Future minimum lease payments	$ 104,706
Contingency, description	The Labor Contract Law of the People's Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Severance payments	$ 886,049	$ 663,069
Rent expense from continuing operations	$ 301,021	$ 244,860	$ 101,012
Non-cancelable leases, description	These non-cancelable leases have lease terms expiring through November 2020.